Nature of Operations	9 Months Ended	12 Months Ended
	Sep. 30, 2016	Dec. 31, 2015
Notes
Nature of Operations

NATURE OF OPERATIONS

Biotricity, Inc. (formerly MetaSolutions, Inc.) (the “Company”) was incorporated under the laws of the State of Nevada on August 29, 2012.

iMedical Innovations Inc. (“iMedical”) was incorporated on July 3, 2014 under the laws of the Province of Ontario, Canada.

Both the Company and iMedical are engaged in research and development activities within the remote monitoring segment of preventative care. They are focused on a realizable healthcare business model that has an existing market and commercialization pathway. As such, its efforts to date have been devoted in building technology that enables access to this market through the development of a tangible product.

On February 2, 2016, the Company entered into an exchange agreement with 1061806 BC LTD. (“Callco”), a British Columbia corporation and wholly owned subsidiary (incorporated on February 2, 2016), 1062024 B.C. LTD., a company existing under the laws of the Province of British Columbia (“Exchangeco”), iMedical, and the former shareholders of iMedical (the “Exchange Agreement”), whereby Exchangeco acquired 100% of the outstanding common shares of iMedical, taking into account certain shares pursuant to the Exchange Agreement as further explained in Note 9 to the condensed consolidated financial statements. These subsidiaries were solely used for the issuance of exchangeable shares in the reverse takeover transaction and have no other transactions or balances.  After giving effect to this transaction, the Company acquired all of iMedical’s assets and liabilities and commenced operations through iMedical.

As a result of the Share Exchange, iMedical is now a wholly-owned subsidiary of the Company. This transaction has been accounted for as reverse merger.  Consequently, the assets and liabilities and the historical operations reflected in the consolidated financial statements for the periods prior to February 2, 2016 are those of iMedical and are recorded at the historical cost basis. After February 2, 2016, the Company’s condensed consolidated financial statements include the assets and liabilities of both iMedical and the Company and the historical operations of both after that date as one entity.

NATURE OF OPERATIONS

Biotricity, Inc. (formerly MetaSolutions, Inc.) (the “Company”) was incorporated under the laws of the State of Nevada on August 29, 2012.

iMedical Innovations Inc. (“iMedical”) was incorporated on July 3, 2014 under the laws of the Province of Ontario, Canada.

Sensor Mobility Inc. (“Sensor”) was incorporated on July 22, 2009 under the laws of the Province of Ontario, Canada.  Sensor was engaged in research and development activities within the remote monitoring segment of preventative care.

On August 11, 2014, all the stockholders of Sensor entered into a series of roll over agreements for the sale of their shares to iMedical in accordance with section 85 (1) of the Income Tax Act (Canada).  Pursuant to these agreements, all the stockholders of Sensor received twice the number of shares of iMedical in exchange for their shares in Sensor.  Accordingly, iMedical issued 14,159,911 (11,829,500 Pre-Exchange Agreement – as defined below under paragraph 7) shares in exchange for 7,079,955 (5,914,750 Pre-Exchange Agreement) shares of Sensor, which were subsequently cancelled as a result of amalgamation. The amalgamation became effective from November 21, 2014, pursuant to approval by Canada Revenue Agency.  Immediately prior to the Amalgamation, Biotricity had net liabilities of $237,348 and 3,950,100 (3,300,000 Pre-Exchange Agreement) outstanding shares of common stock, which are presented in the consolidated financial statements.

As the former stockholders of Sensor became the majority stockholders of iMedical after amalgamation, this transaction has been accounted for as a reverse merger and was treated as an acquisition of iMedical (legal acquirer) and a recapitalization of Sensor (accounting acquirer). As Sensor was the accounting acquirer, the results of its operations carried over.  Consequently, the assets and liabilities and the historical operations reflected in the consolidated financial statements for the periods prior to November 21, 2014, are those of Sensor and are recorded at historical cost basis.  Effective from November 21, 2014, the Company’s financial statements include the assets, liabilities and operations of iMedical.

Both the Company and iMedical are engaged in research and development activities within the remote monitoring segment of preventative care. They are focused on a realizable healthcare business model that has an existing market and commercialization pathway. As such, its efforts to date have been devoted in building technology that enables access to this market through the development of a tangible product.

On February 2, 2016, the Company entered into an Exchange Agreement (the “Exchange Agreement”) with 1061806 BC LTD. (“Callco”), a British Columbia corporation and wholly owned subsidiary (incorporated on February 2, 2016), 1062024 B.C. LTD., a company existing under the laws of the Province of British Columbia (“Exchangeco”), iMedical Innovation Inc., a company existing under the laws of Canada, and the former shareholders of iMedical, whereby Exchangeco acquired 100% of the outstanding common shares of iMedical, taking into account certain shares pursuant to the Exchange Agreement as further explained in Note 9 to the consolidated financial statements. These subsidiaries were solely used for the issuance of exchangeable shares in the reverse merger transaction and have no other transactions or balances.  After giving effect to this transaction, the Company acquired all of iMedical’s assets and liabilities and commenced operations through iMedical.

As a result of the Share Exchange, iMedical is now a wholly-owned subsidiary of the Company. This transaction has been accounted for as reverse merger.  As the former stockholders of iMedical became the majority stockholders of the Company after amalgamation, this transaction has been accounted for as a reverse merger and was treated as an acquisition of the Company (legal acquirer) and a recapitalization of iMedical (accounting acquirer). As iMedical was the accounting acquirer, the results of its operations were carried over.  Consequently, the assets and liabilities and the historical operations reflected in the consolidated financial statements are those of iMedical and are recorded at historical cost basis.

These consolidated financial statements have been prepared to reflect recapitalization of capital retroactively adjusting the accounting acquirer’s (iMedical) legal capital to reflect the legal capital of the accounting acquiree (Biotricity) pursuant to Exchange Agreement dated February 2, 2016 as explained in above paragraphs and Note 9 to the consolidated financial statements.